Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 5,912,052	$ 9,963,821
Less: allowance for doubtful accounts	(2,357)	(2,478)
Accounts receivable, net	$ 5,909,695	$ 9,961,343